Transfers of Financial Assets - Unpaid Principal Balances of Transferred Loans (Details) - Variable Interest Entity, Not Primary Beneficiary - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Securitization or Asset-backed Financing Arrangement, Financial Asset for which Transfer is Accounted as Sale [Line Items]
Total loans serviced	$ 19,886,137	$ 20,079,529
Servicing fees collected	89,827	100,867	$ 80,941
Charge-offs, net of recoveries	126,951	214,926	261,368
Loans in repayment
Securitization or Asset-backed Financing Arrangement, Financial Asset for which Transfer is Accounted as Sale [Line Items]
Total loans serviced	19,566,257	19,485,121
Loans in-school/grace/deferment
Securitization or Asset-backed Financing Arrangement, Financial Asset for which Transfer is Accounted as Sale [Line Items]
Total loans serviced	37,949	26,158
Loans in forbearance
Securitization or Asset-backed Financing Arrangement, Financial Asset for which Transfer is Accounted as Sale [Line Items]
Total loans serviced	86,306	357,693
Loans in delinquency
Securitization or Asset-backed Financing Arrangement, Financial Asset for which Transfer is Accounted as Sale [Line Items]
Total loans serviced	195,625	210,557
Student loans
Securitization or Asset-backed Financing Arrangement, Financial Asset for which Transfer is Accounted as Sale [Line Items]
Total loans serviced	10,048,624	12,452,943
Servicing fees collected	46,657	50,794	47,038
Charge-offs, net of recoveries	24,675	16,999	27,740
Student loans | Loans in repayment
Securitization or Asset-backed Financing Arrangement, Financial Asset for which Transfer is Accounted as Sale [Line Items]
Total loans serviced	9,852,957	12,059,702
Student loans | Loans in-school/grace/deferment
Securitization or Asset-backed Financing Arrangement, Financial Asset for which Transfer is Accounted as Sale [Line Items]
Total loans serviced	37,949	26,158
Student loans | Loans in forbearance
Securitization or Asset-backed Financing Arrangement, Financial Asset for which Transfer is Accounted as Sale [Line Items]
Total loans serviced	44,833	275,659
Student loans | Loans in delinquency
Securitization or Asset-backed Financing Arrangement, Financial Asset for which Transfer is Accounted as Sale [Line Items]
Total loans serviced	112,885	91,424
Home loans
Securitization or Asset-backed Financing Arrangement, Financial Asset for which Transfer is Accounted as Sale [Line Items]
Total loans serviced	4,622,819	2,683,865
Servicing fees collected	8,749	4,499	2,635
Charge-offs, net of recoveries	0	0	0
Home loans | Loans in repayment
Securitization or Asset-backed Financing Arrangement, Financial Asset for which Transfer is Accounted as Sale [Line Items]
Total loans serviced	4,575,001	2,629,015
Home loans | Loans in-school/grace/deferment
Securitization or Asset-backed Financing Arrangement, Financial Asset for which Transfer is Accounted as Sale [Line Items]
Total loans serviced	0	0
Home loans | Loans in forbearance
Securitization or Asset-backed Financing Arrangement, Financial Asset for which Transfer is Accounted as Sale [Line Items]
Total loans serviced	40,353	46,357
Home loans | Loans in delinquency
Securitization or Asset-backed Financing Arrangement, Financial Asset for which Transfer is Accounted as Sale [Line Items]
Total loans serviced	7,465	8,493
Personal loans
Securitization or Asset-backed Financing Arrangement, Financial Asset for which Transfer is Accounted as Sale [Line Items]
Total loans serviced	5,214,694	4,942,721
Servicing fees collected	34,421	45,574	31,268
Charge-offs, net of recoveries	102,276	197,927	$ 233,628
Personal loans | Loans in repayment
Securitization or Asset-backed Financing Arrangement, Financial Asset for which Transfer is Accounted as Sale [Line Items]
Total loans serviced	5,138,299	4,796,404
Personal loans | Loans in-school/grace/deferment
Securitization or Asset-backed Financing Arrangement, Financial Asset for which Transfer is Accounted as Sale [Line Items]
Total loans serviced	0	0
Personal loans | Loans in forbearance
Securitization or Asset-backed Financing Arrangement, Financial Asset for which Transfer is Accounted as Sale [Line Items]
Total loans serviced	1,120	35,677
Personal loans | Loans in delinquency
Securitization or Asset-backed Financing Arrangement, Financial Asset for which Transfer is Accounted as Sale [Line Items]
Total loans serviced	$ 75,275	$ 110,640